Performance Management - (Women in Leadership U.S. Equity Portfolio) - Women in Leadership U.S. Equity Portfolio	Oct. 31, 2024
Prospectus [Line Items]
Performance Additional Market Index [Text]	1Effective September 2, 2025, due to the Repositioning, the Portfolio’s primary broad-based index changed from the Russell 1000 Index to the Russell 3000 Index. 2Effective September 2, 2025, due to the Repositioning, the Portfolio’s performance measurement index changed from the Morningstar Large Cap Value Average to the Russell 2500 Index. The Russell 2500 Index is provided so that investors may compare the performance of the Portfolio with an index composed of securities similar to those held by the Portfolio.
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Past 1 Year	Past 5 Years	Since Inception (December 22, 2015)
Return Before Taxes	15.78%	9.52%	10.98%
Return After Taxes on Distributions	12.47%	7.43%	9.56%
Return After Taxes on Distributions and Sale of Fund Shares	11.82%	7.33%	8.84%
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	13.97%
	Past 1 Year	Past 5 Years	Since Inception (December 22, 2015)
Russell 1000® Index[1] (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	14.28%
Russell 2500® Index[2] (reflects no deduction for fees, expenses or taxes)	11.99%	8.77%	10.25%
Morningstar Large Value Average[2]	14.28%	9.20%	10.01%

[1]	Effective September 2, 2025, due to the Repositioning, the Portfolio’s primary broad-based index changed from the Russell 1000 Index to the Russell 3000 Index.
[2]	Effective September 2, 2025, due to the Repositioning, the Portfolio’s performance measurement index changed from the Morningstar Large Cap Value Average to the Russell 2500 Index. The Russell 2500 Index is provided so that investors may compare the performance of the Portfolio with an index composed of securities similar to those held by the Portfolio.